UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 3/31/2005

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: One Ward Parkway, Suite 145
         Kansas City, MO 64112

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  816-753-6050
Signature, Place, and Date of Signing:

J. Owen McPherson        Kansas City, Missouri    4/12/2005


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: 31,885


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        				VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                	TITLE OF CLASS  	CUSIP     (X$1000) PRN AMT PRN 	DSCRETN MANAGERS     SOLE
...................... ............... ......... ........ ....... ... ....... ........  .................
ALTRIA GROUP, INC.            	COM             022095103     	454    	6950  	SH  	SOLE      N/A        6950
AMERICAN INTERNATIONAL GRP    	COM             026874107     	519    	9367  	SH  	SOLE      N/A        9367
AMGEN INC                     	COM             031162100    	1074   	18450  	SH  	SOLE      N/A       18450
AUTOMATIC DATA PROCESSING     	COM             053015103     	521   	11600  	SH  	SOLE      N/A       11600
AVNET                         	COM             053807103     	507   	27500  	SH  	SOLE      N/A       27500
BANK OF AMERICA CORP          	COM             06605F102    	2366   	53650  	SH  	SOLE      N/A       53650
BEST BUY CORP                 	COM             086516101     	475  	8800  	SH  	SOLE      N/A        8800
BLACK & DECKER                	COM             091797100     	225    	2850  	SH  	SOLE      N/A        2850
BP PLC/SPONSORED ADR          	COM             055622104     	745   	11944  	SH  	SOLE      N/A       11944
BRISTOL MYERS SQUIBB          	COM             110122108     	591   	23212 	SH  	SOLE      N/A       23212
BURLINGTON RESOURCES          	COM             122014103     	481    	9600  	SH  	SOLE      N/A        9600
CATERPILLAR INC DEL           	COM             149123101     	549    	6000  	SH  	SOLE      N/A        6000
CHEVRONTEXACO CORPORATION     	COM             166764100     	1044   	17906  	SH  	SOLE      N/A       17906
CITIGROUP                     	COM             172967101     	455   	10121  	SH  	SOLE      N/A       10121
COCA-COLA CO.                 	COM             191216101    	1265   	30364  	SH  	SOLE      N/A       30364
COLGATE POLMOLIVE             	COM             194162103     	762   	14600  	SH  	SOLE      N/A       14600
COMMERCE BANCSHARES           	COM             200525103     	219    	4552  	SH  	SOLE      N/A        4552
CONOCO PHILLIPS               	COM             20825C104     	356    	3300  	SH  	SOLE      N/A        3300
DENTSPLY                      	COM             249030107     	332    	6100  	SH  	SOLE      N/A        6100
EXXON MOBIL CORP              	COM             30231G102     	379    	6361  	SH  	SOLE      N/A        6361
FIRST DATA		      	COM	        319963104     	366    	9300  	SH  	SOLE      N/A        9300
GENERAL DYNAMICS              	COM             369604103     	274    	2555  	SH  	SOLE      N/A        2555
GENERAL ELECTRIC CO.          	COM             369604103    	2250   	62395  	SH  	SOLE      N/A       62395
GILEAD SCIENCES               	COM             375558103    	1432   	40000  	SH  	SOLE      N/A       40000
GRANT PRIDECO                 	COM             38821G101     	517   	21400  	SH  	SOLE      N/A       21400
HCA THE HEATHCARE CO.         	COM             404119109     	913   	17035  	SH  	SOLE      N/A       17035
INT'L BUSINESS MACHINES       	COM             459200101    	1287   	14082  	SH  	SOLE      N/A       14082
JANUS CAPITAL GROUP, INC.     	COM             47102X105     	834   	59802  	SH  	SOLE      N/A       59802
JOHNSON & JOHNSON             	COM             478160104     	712  	10600  	SH  	SOLE      N/A       10600
KANSAS CITY SOUTHN INDS INC   	COM             485170104     	592   	30746  	SH  	SOLE      N/A       30746
L-3 COMMUNICATIONS HLDGS      	COM             502424104     	664    	9350  	SH  	SOLE      N/A        9350
LOWE'S COMPANIES              	COM             548661107     	257    	4500  	SH  	SOLE      N/A        4500
NABORS INDUSTRIES LTD         	COM             G6359F103     	633   	10700  	SH  	SOLE      N/A       10700
ONEOK INC.                    	COM             682680103     	354   	11500  	SH  	SOLE      N/A       11500
PEPSICO INC                   	COM             713448108     	284    	5360  	SH  	SOLE      N/A        5360
PROCTOR & GAMBLE              	COM             742718109     	555   	10480  	SH  	SOLE      N/A       10480
SCHLUMBERGER, LTD             	COM             806857108     	571    	8100  	SH  	SOLE      N/A        8100
SEALED AIR                    	COM             81211K100     	363    	6993  	SH  	SOLE      N/A        6993
TEVA PHARM INDUSTRIES ADR     	COM             881624209     	933   	30100  	SH  	SOLE      N/A       30100
THERMO ELECTON CORP             COM             883556102       592     23400   SH      SOLE      N/A       23400
US BANCORP NEW                  COM             902973304       986     34202   SH      SOLE      N/A       34202
UNOCAL CORP                   	COM             915289102     	522    	8465  	SH  	SOLE      N/A        8465
WAL-MART                      	COM             961142103     	233    	4640  	SH  	SOLE      N/A        4640
WEATHERFORD INT'L INC         	COM             947074100    	2442   	42150  	SH  	SOLE      N/A       42150